INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (328.3)	$ 15.1
Income tax provision - 26.5% (26.6% in 2018)	(87.0)	4.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5% (26.6% in 2018)	(14.4)	(5.9)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	8.0	8.7
Income/(losses) not recognized for tax purposes	(0.9)	(1.2)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	(22.1)	(0.4)
Non-resident withholding tax	2.8	2.2
Under/(over) tax provisions	4.4	1.6
Other	0.3	0.1
Other adjustments:
Unrecognized recoveries (expenses) in deferred tax provisions	137.1	30.1
Foreign exchange related to deferred income taxes	3.1	(1.0)
Other	(0.9)	(0.2)
Total income tax expense	$ 30.4	$ 38.0